Note 14 - Financial Instruments (Details Textual) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Money Market Funds [Member] | Securities Investment [Member]
Gain (Loss) on Investments	$ 1,700	$ 0